Accounts Payable amd Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities
	December 31, 2018	December 31, 2017
Accounts payable	$308,717	$373,882
Accrued compensation	25,500	215,026
Other accrued expenses	170,997	161,899
Total	$505,214	$750,807